Provisions	12 Months Ended
Mar. 31, 2018
Provisions [Abstract]
Provisions

19. Provisions

Provisions and contingent liabilities

As disclosed below, our provisions principally relate to obligations arising from property rationalisation programmes, restructuring programmes, asset retirement obligations, network assets, insurance claims, litigation and regulatory risks.

What critical judgements have we made in accounting for provisions?

We exercise judgement in determining the timing and quantum of all provisions to be recognised. Our assessment includes consideration of whether we have a present obligation, whether payment is probable and if so whether the amount can be estimated reliably. As part of this assessment, we also assess the likelihood of contingent liabilities occurring in the future which are not recognised as liabilities on our balance sheet. By their nature, contingencies will be resolved only when one or more uncertain future events occur or fail to occur. We assess the likelihood that a potential claim or liability will arise and also quantify the possible range of financial outcomes where this can be reasonably determined. We’ve disclosed our assessment of contingent liabilities in note 30.

What other critical estimates and assumptions have we made?

Restructuring programmes involve estimation of the direct cost necessary for the restructuring and exclude items that are associated with ongoing activities. The amounts below exclude restructuring costs for which the timing and amount are certain. These are recognised as part of trade and other payables.

Under our property rationalisation programmes we’ve identified a number of surplus properties. Although efforts are being made to sublet this space, this is not always possible. Estimates have been made of the cost of vacant possession and of any shortfall arising from any potential sub-lease income being lower than the lease costs. Any such shortfall is recognised as a provision.

Asset retirement obligations involve an estimate of the cost to dismantle equipment and restore sites upon vacation and the timing of the event. The provision represents the group’s best estimate of the amount that may be required to settle the obligation.

Network asset provisions represent our future operational costs and vacant site rentals arising from obligations relating to network share agreements. Costs are expected to be incurred over a period of up to 20 years.

Our regulatory provision represents our best estimate of the cost to settle our present obligation in relation to historical regulatory matters. The charge for the year represents the outcome of management’s re-assessment of the estimates and regulatory risks across a range of issues, including price and service issues. The prices at which certain services are charged are regulated and may be subject to retrospective adjustment by regulators. Estimates are used in assessing the likely value of the regulatory risk.

In 2016/17 we recognised a £300m charge in relation to estimated Deemed Consent compensation payments. The precise amount of the compensation payments will result from discussions with the affected parties and as of 31 March 2018, we still consider this estimate to be appropriate.  In 2016/17 a related fine of £42m was imposed and was recognised as a payable rather than as a provision. The fine and associated compensation payments totalling £342m were treated as a specific item charge in last year’s income statement. The remaining provision increases also reflected management’s estimates of regulatory risks across a range of issues, including price and service issues. These increased by £51m (2016/17: £126m), also treated as specific items, resulting from our re-assessment of these other regulatory risks and in light of the regulatory decisions by Ofcom.

19. Provisions continued

In respect of claims, litigation and regulatory risks, the group provides for anticipated costs where an outflow of resources is considered probable and a reasonable estimate can be made of the likely outcome.

Included within Other are contract loss provisions of £38m (2016/17 £29m) relating to the anticipated total losses in respect of certain contracts.  It is expected that the majority of these provisions will be utilised in the next few years. Given the short period remaining to the finalisation of these contracts, any potential future changes to key assumptions made when estimating their future losses are not expected to have a significant impact. There is no single change in key variables that could materially affect future expected losses on these contracts. Also included in Other are amounts provided for constructive obligations arising from insurance claims which will be utilised as the obligations are settled and amounts provided for exposures relating to the Italian business investigation, principally potential tax penalties.

For all risks, the ultimate liability may vary from the amounts provided and will be dependent upon the eventual outcome of any settlement. The estimates are discounted using a rate that reflects the passage of time and risk specific to the liability. An estimate is also required in assessing the timing of when a provision is recognised. The outcome of our estimate of the provisions is disclosed below.

	Restructuring £m [a]	Property £m	Network ARO £m	Network share £m	Regulatory £m	Litigation £m	Other £m	Total £m

At 31 March 2016	20	296	78	60	64	73	152	743
Income statement expense	–	38	27	5	426	6	34	536
Unwind of discount	–	12	2	2	–	–	–	16
Utilised or released	(10)	(54)	(24)	(17)	(11)	(11)	(8)	(135)
Transfers	–	–	–	–	–	–	(3)	(3)
Exchange differences	1	–	–	–	–	1	2	4
At 31 March 2017	11	292	83	50	479	69	177	1,161
Income statement expense	4	37	2	–	51	6	33	133
Unwind of discount	–	11	2	2	–	–	–	15
Utilised or released	(2)	(46)	(16)	(19)	(210)	(11)	(32)	(336)
Transfers	–	–	–	–	–	–	85	85
Exchange differences	(1)	–	–	–	–	–	(2)	(3)
At 31 March 2018	12	294	71	33	320	64	261	1,055

[a] Restructuring costs for which the timing and amount are certain are reflected in trade and other payables.

At 31 March	2018 £m	2017 £m	2016 £m

Analysed as:
Current	603	625	178
Non-current	452	536	565
	1,055	1,161	743